LOSS BEFORE TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
LOSS BEFORE TAXATION
Schedule of loss before taxation

The Company’s loss before taxation is arrived at after charging:

	For the years ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Cost of inventories recognized as expense(1)	246,255	499,355	771,438
Depreciation expenses	12	11,500	15,371
Amortization of land use rights	—	108	143
Right-of-use asset depreciation charge	12,187	—	—
Auditors’ remuneration
– Audit fees	1,689	1,628	320
– Audit-related fees	—	—	—
	1,689	1,628	320
Directors’ remuneration
– salaries and related cost	1,747	1,418	1,200
– retirement scheme contribution	16	16	9
– share-based payments	—	—	—
Key management personnel (other than directors)
– salaries and related cost	671	753	1,447
– retirement scheme contribution	20	24	23
– share-based payments	622	619	304
Research and development personnel
– salaries and related cost	313	789	936
– retirement scheme contribution	45	78	102
Other personnel
– salaries and related cost	26,001	33,023	55,526
– retirement scheme contribution	3,867	5,526	5,526
Total employee benefit expenses	33,302	42,246	68,025

(1)Cost of inventories recognized as expense included staff costs of RMB 19,867,000, RMB 27,087,000 and RMB 48,857,000, retirement scheme contribution of RMB 2,734,411, RMB 4,135,000 and RMB 6,984,000, depreciation and amortization expense of RMB nil, RMB 8,457,000 and RMB 11,203,000, right-of-use asset depreciation/operating lease charges of RMB 12,503,000, RMB 13,902,000 and RMB 13,902,000, and (reversal of ) / (reversal) write-down of inventories of RMB (56,766,000), RMB 55,973,000 and RMB (2,733,000) for the years ended December 31, 2019, 2018, and 2017, respectively, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses